Templeton Emerging Markets Fund

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

tel 954/527.7500

fax 954/847.2288

December 7, 2020

Filed Via EDGAR (CIK #0000909112)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Templeton Emerging Markets Fund (the "Fund")

File Nos. 033-11395 and 811-04985

Preliminary Proxy Material

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find attached the preliminary copy of the proxy statement, notice of meeting and proxy to be furnished to shareholders of the Fund in connection with the Annual Meeting of Shareholders (the "Meeting") of the Fund, scheduled to be held on March 8, 2021.  Definitive copies of these proxy materials are expected to be released to shareholders on or about January 7, 2021.

At the Meeting, shareholders will be asked to vote to elect four Trustees of the Fund to hold office for the terms specified; to approve a new Subadvisory Agreement with Franklin Templeton Investment Management Limited and the ratification of the selection of PricewaterhouseCoopers LLP as the independent public accounting firm for the Fund for the fiscal year ending August 31, 2021.

The Fund intends to mail definitive proxy materials to Fund shareholders if no comments by the Staff of the U.S. Securities and Exchange Commission are received within ten (10) days of the filing of these preliminary proxy materials.

Please direct any questions relating to this filing to Amy Fitzsimmons, Esq. at (215) 564-8711 or to Kristin Ives, Esq. at (215) 564-8037.

Sincerely yours,

Templeton Emerging Markets Fund

/s/LORI A. WEBER

Lori A. Weber

Vice President and

Secretary